Risk/Return Detail Data - VIPAssetManagerGrowthPortfolio-InitialServiceService2PRO	Apr. 30, 2025 USD ($)
Risk/Return:
Registrant Name	Variable Insurance Products Fund V
VIPAssetManagerGrowthPortfolio-InitialServiceService2PRO | VIP Asset Manager Growth Portfolio
Risk/Return:
Risk/Return [Heading]	Fund Summary Fund /Class: VIP Asset Manager 70% Portfolio /Initial Class, Service Class, Service Class 2
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	VIP Asset Manager 70% Portfolio seeks to maximize total return by allocating its assets among stocks, bonds, short-term instruments, and other investments.
Expense [Heading]	Fee Table
Expense Narrative [Text Block]	The following table describes the fees and expenses that may be incurred, directly or indirectly, when you, as a variable product owner, buy, hold, and sell interests in a separate account that invests in shares of the fund. The table does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall fees and expenses would be higher.
Shareholder Fees Caption [Text]	Fees
(fees paid directly from your investment)
Operating Expenses Caption [Text]	Annual Operating Expenses
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 21 % of the average value of its portfolio.
Portfolio Turnover, Rate	21.00%
Expenses Restated to Reflect Current [Text]	Adjusted to reflect current fees.
Expense Example Narrative [Text Block]	This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. This example does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall expenses would be higher. For every $10,000 invested, here's how much you, as a variable product owner, would pay in total expenses if all interests in a separate account that invests in shares of the fund were redeemed at the end of each time period indicated:
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Allocating the fund's assets among three main asset classes: the stock class (equity securities of all types, including funds that invest in such securities), the bond class (fixed-income securities of all types maturing in more than one year, including lower-quality debt securities which are sometimes referred to as high yield debt securities or junk bonds, and funds that invest in such securities), and the short-term/money market class (fixed-income securities of all types maturing in one year or less, including funds that invest in such securities). Maintaining a neutral mix over time of 70% of assets in stocks, 25% of assets in bonds, and 5% of assets in short-term and money market instruments. Adjusting allocation among asset classes gradually within the following ranges: stock class (50%-100%), bond class (0%-50%), and short-term/money market class (0%-50%). Investing in domestic and foreign issuers. Investing in Fidelity's Central funds (specialized investment vehicles used by Fidelity® funds to invest in particular security types or investment disciplines) and Fidelity's exchange-traded funds consistent with the asset classes discussed above.
Risk [Heading]	Principal Investment Risks
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The hypothetical composite of market indexes has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance is not an indication of future performance. Returns for shares of the fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product; if they did, returns for shares of the fund would be lower.
Performance Information Illustrates Variability of Returns [Text]	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time.
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future performance.
Bar Chart [Heading]	Year-by-Year Returns
Bar Chart Does Not Reflect Sales Loads [Text]	Returns for shares of the fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product; if they did, returns for shares of the fund would be lower.
Highest Quarterly Return, Label	Highest Quarter Return
Highest Quarterly Return, Date	Jun. 30, 2020
Highest Quarterly Return	17.57%
Lowest Quarterly Return, Label	Lowest Quarter Return
Lowest Quarterly Return, Date	Mar. 31, 2020
Lowest Quarterly Return	(16.12%)
Performance Table Heading	Average Annual Returns
VIPAssetManagerGrowthPortfolio-InitialServiceService2PRO | VIP Asset Manager Growth Portfolio | VIP Asset Manager Growth Portfolio - Service Class
Risk/Return:
Management fee	0.59%	[1]
Distribution and/or Service (12b-1) fees	0.10%
Other expenses	0.04%	[1]
Total annual operating expenses	0.73%
1 year	$ 75
3 years	233
5 years	406
10 years	$ 906
VIPAssetManagerGrowthPortfolio-InitialServiceService2PRO | VIP Asset Manager Growth Portfolio | VIP Asset Manager Growth Portfolio - Service Class 2
Risk/Return:
Management fee	0.59%	[1]
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.04%	[1]
Total annual operating expenses	0.88%
1 year	$ 90
3 years	281
5 years	488
10 years	$ 1,084
VIPAssetManagerGrowthPortfolio-InitialServiceService2PRO | VIP Asset Manager Growth Portfolio | VIP Asset Manager Growth Portfolio - Initial Class
Risk/Return:
Management fee	0.59%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.04%	[1]
Total annual operating expenses	0.63%
1 year	$ 64
3 years	202
5 years	351
10 years	$ 786
2015	0.03%
2016	2.52%
2017	18.73%
2018	(7.65%)
2019	22.83%
2020	17.27%
2021	13.96%
2022	(16.88%)
2023	16.37%
2024	10.81%
VIPAssetManagerGrowthPortfolio-InitialServiceService2PRO | VIP Asset Manager Growth Portfolio | Return Before Taxes | VIP Asset Manager Growth Portfolio - Service Class
Risk/Return:
Label	Service Class
Past 1 year	10.73%
Past 5 years	7.34%
Past 10 years	6.96%
VIPAssetManagerGrowthPortfolio-InitialServiceService2PRO | VIP Asset Manager Growth Portfolio | Return Before Taxes | VIP Asset Manager Growth Portfolio - Service Class 2
Risk/Return:
Label	Service Class 2
Past 1 year	10.55%
Past 5 years	7.19%
Past 10 years	6.79%
VIPAssetManagerGrowthPortfolio-InitialServiceService2PRO | VIP Asset Manager Growth Portfolio | Return Before Taxes | VIP Asset Manager Growth Portfolio - Initial Class
Risk/Return:
Label	Initial Class
Past 1 year	10.81%
Past 5 years	7.45%
Past 10 years	7.06%
VIPAssetManagerGrowthPortfolio-InitialServiceService2PRO | VIP Asset Manager Growth Portfolio | SP001
Risk/Return:
Label	S&P 500® Index
Past 1 year	25.02%
Past 5 years	14.53%
Past 10 years	13.10%
VIPAssetManagerGrowthPortfolio-InitialServiceService2PRO | VIP Asset Manager Growth Portfolio | F0022
Risk/Return:
Label	Fidelity Asset Manager 70% Composite Index℠
Past 1 year	11.93%
Past 5 years	7.54%
Past 10 years	7.68%

[1]	A Adjusted to reflect current fees.